OTHER INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Amortized intangible assets
Amortized intangible assets, Gross carrying value	$ 2,730,204,000	$ 2,299,887,000
Amortized intangible assets, Accumulated amortization	(1,516,949,000)	(1,278,010,000)
Amortized intangible assets, Net carrying value	1,213,255,000	1,021,877,000
Other intangible assets
Total other intangible assets, Gross carrying value	3,058,587,000	2,347,624,000
Total other intangible assets, Net carrying value	1,541,638,000	1,069,614,000
Amortization expense	399,800,000	374,500,000	459,600,000
Estimated amortization expense in the year ended December 31,
2011	417,660,000
2012	272,900,000
2013	178,370,000
2014	100,150,000
2015	58,690,000
Thereafter	185,485,000
Total	1,213,255,000
Billing and telecommunication software
Amortized intangible assets
Minimum Useful lives (in months)	13
Maximum Useful lives (in months)	240
Amortized intangible assets, Gross carrying value	1,682,959,000	1,461,834,000
Amortized intangible assets, Accumulated amortization	(1,056,324,000)	(896,243,000)
Amortized intangible assets, Net carrying value	626,635,000	565,591,000
Acquired customer base
Amortized intangible assets
Minimum Useful lives (in months)	60
Maximum Useful lives (in months)	204
Amortized intangible assets, Gross carrying value	343,920,000	221,536,000
Amortized intangible assets, Accumulated amortization	(111,775,000)	(74,320,000)
Amortized intangible assets, Net carrying value	232,145,000	147,216,000
Rights to use radio frequencies
Amortized intangible assets
Minimum Useful lives (in months)	24
Maximum Useful lives (in months)	180
Amortized intangible assets, Gross carrying value	314,722,000	239,474,000
Amortized intangible assets, Accumulated amortization	(100,496,000)	(75,761,000)
Amortized intangible assets, Net carrying value	214,226,000	163,713,000
Accounting software
Amortized intangible assets
Minimum Useful lives (in months)	13
Maximum Useful lives (in months)	60
Amortized intangible assets, Gross carrying value	118,673,000	134,292,000
Amortized intangible assets, Accumulated amortization	(87,623,000)	(79,480,000)
Amortized intangible assets, Net carrying value	31,050,000	54,812,000
Numbering capacity with finite contractual life
Amortized intangible assets
Minimum Useful lives (in months)	24
Maximum Useful lives (in months)	120
Amortized intangible assets, Gross carrying value	90,408,000	90,266,000
Amortized intangible assets, Accumulated amortization	(79,821,000)	(80,822,000)
Amortized intangible assets, Net carrying value	10,587,000	9,444,000
Other intangible assets
Minimum amortization period (in years)	2
Maximum amortization period (in years)	10
Office software
Amortized intangible assets
Minimum Useful lives (in months)	13
Maximum Useful lives (in months)	60
Amortized intangible assets, Gross carrying value	84,343,000	71,997,000
Amortized intangible assets, Accumulated amortization	(50,711,000)	(41,109,000)
Amortized intangible assets, Net carrying value	33,632,000	30,888,000
Other software
Amortized intangible assets
Minimum Useful lives (in months)	12
Maximum Useful lives (in months)	600
Amortized intangible assets, Gross carrying value	95,179,000	80,488,000
Amortized intangible assets, Accumulated amortization	(30,199,000)	(30,275,000)
Amortized intangible assets, Net carrying value	64,980,000	50,213,000
Prepayments for intangible assets
Unamortized intangible assets
Unamortized intangible assets, Net carrying value	273,239,000
Numbering capacity with indefinite contractual life
Unamortized intangible assets
Unamortized intangible assets, Net carrying value	$ 55,144,000	$ 47,737,000